Other Financial Liabilities - Schedule of Other Financial Liabilities (Details) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Other Financial Liabilities
Other financial liabilities Current
Other financial liabilities Non-Current	977,237
Other financial liabilities	977,237
Total Other financial liabilities Current
Total Other financial liabilities Non-current	977,237
Total Other financial liabilities	$ 977,237